Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Parent Company Deficit [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2017	$ 2	$ (2)	$ (117)		$ (117)
Beginning balance, shares at Dec. 31, 2017	1,792
Net transfer from Parent Company			523		523
Net loss			(524)		(524)
Ending balance, value at Dec. 31, 2018	$ 2	(2)	(118)		(118)
Ending balance, shares at Dec. 31, 2018	1,792
Stock based compensation		27			27
Net transfer from Parent Company			514		514
Net loss			(189)	(1,640)	(1,829)
Consummation of the carve-out		207	(207)
Capital contribution from Parent Company		720			720
Sale of assets to Parent Company		168			168
Effect of reverse recapitalization	$ 1	3,039			3,040
Effect of reverse recapitalization, shares	1,195
Ending balance, value at Dec. 31, 2019	$ 3	4,159		(1,640)	2,522
Ending balance, shares at Dec. 31, 2019	2,987
Issuance of shares and warrants	$ 1	2,857			2,858
Issuance of shares and warrants,shares	677
Stock based compensation		871			871
Conversion of a loan from Parent company		381			381
Conversion of a loan from Parent company, shares	87
Net loss				(2,383)	(2,383)
Ending balance, value at Jun. 30, 2020	$ 4	8,268		(4,023)	4,249
Ending balance, shares at Jun. 30, 2020	3,751
Beginning balance, value at Dec. 31, 2019	$ 3	4,159		(1,640)	2,522
Beginning balance, shares at Dec. 31, 2019	2,987
Issuance of shares and warrants	$ 1	2,857			2,858
Issuance of shares and warrants,shares	677
Exercise of warrants		1,729			1,729
Exercise of warrants, shares	333
Stock based compensation		1,141			1,141
Conversion of a loan from Parent company		381			381
Conversion of a loan from Parent company, shares	87
Net loss				(4,667)	(4,667)
Ending balance, value at Dec. 31, 2020	$ 4	10,267		(6,307)	3,964
Ending balance, shares at Dec. 31, 2020	4,084
Beginning balance, value at Mar. 31, 2020	$ 3	5,769		(3,053)	2,719
Beginning balance, shares at Mar. 31, 2020	3,205
Issuance of shares and warrants	$ 1	1,948			1,949
Issuance of shares and warrants,shares	459
Stock based compensation		170			170
Conversion of a loan from Parent company		381			381
Conversion of a loan from Parent company, shares	87
Net loss				(970)	(970)
Ending balance, value at Jun. 30, 2020	$ 4	8,268		(4,023)	4,249
Ending balance, shares at Jun. 30, 2020	3,751
Beginning balance, value at Dec. 31, 2020	$ 4	10,267		(6,307)	3,964
Beginning balance, shares at Dec. 31, 2020	4,084
Issuance of shares and warrants	$ 2	19,116			19,118
Issuance of shares and warrants,shares	2,469
Exercise of warrants	$ 1	2,458			2,459
Exercise of warrants, shares	375
Stock based compensation		635			635
Round up of shares due to reverse stock split
Round up of shares due to reverse stock split, shares	1
Net loss				(3,694)	(3,694)
Ending balance, value at Jun. 30, 2021	$ 7	32,476		(10,001)	22,482
Ending balance, shares at Jun. 30, 2021	6,929
Beginning balance, value at Mar. 31, 2021	$ 7	30,242		(7,913)	22,336
Beginning balance, shares at Mar. 31, 2021	6,699
Exercise of warrants		1,678			1,678
Exercise of warrants, shares	229
Stock based compensation		556			556
Round up of shares due to reverse stock split, shares	1
Net loss				(2,088)	(2,088)
Ending balance, value at Jun. 30, 2021	$ 7	$ 32,476		$ (10,001)	$ 22,482
Ending balance, shares at Jun. 30, 2021	6,929